Loan And Credit Lines (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013	Feb. 28, 2016	Jan. 01, 2016	Oct. 01, 2015	Jul. 01, 2015	Apr. 01, 2015	Mar. 30, 2015	Jan. 01, 2015
Debt Instrument [Line Items]
Principal amount	$ 35,000
Libor spread	3.15%
Libor update period	3 months
Accrued interest	38		68
Number of quarterly debt installments	17
Maximum borrowing capacity under the credit agreement	73,500
Credit agreement, expiration date	Mar. 14, 2016
Line of credit outstanding amount	50,904
Interest rate description	Libor+3.21% to Libor+3.4%
Maximum [Member]
Debt Instrument [Line Items]
Libor spread	3.40%
Minimum [Member]
Debt Instrument [Line Items]
Libor spread	3.21%
Bank Guarantees [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity under the credit agreement	40,200
Credit Agreement [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity under the credit agreement	73,500
Credit Agreement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit agreement, expiration date		Jun. 30, 2016
Line of credit reduction				2,000	4,000	5,000	2,500	5,000		5,000
Line of credit covenant, allowed discounting activities of the main Indian customer long-term receivables		54,000							20,000
Loan amount before start of gradual reduction		63,500
Loan amount after reduction		50,000
Minimum cash covenant before start of gradual reduction		20,000
Minimum cash covenant after reduction		15,000
Line of credit covenant, minimum total shareholders'' equity		$ 85,000
Line of credit covenant, reduction of the minimum total shareholders'' equity total assets ratio		0.27
Credit Agreement [Member] | Maximum [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Libor spread		3.50%